CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income	¥ 342,082	$ 46,866	¥ 640,831	¥ 643,009
Other comprehensive income/(loss), net of tax effect of nil:
Change in cumulative foreign currency translation adjustments	16,971	2,325	15,391	45,353
Unrealized loss on available-for-sale investments, net of tax effect of nil	(24,083)	(3,299)	0	0
Total comprehensive income	334,970	45,892	656,222	688,362
Less: comprehensive (loss)/income attributable to non-controlling interest	0	0	1	(950)
Comprehensive income attributable to Sunlands Technology Group	¥ 334,970	$ 45,892	¥ 656,221	¥ 689,312